SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Net revenues	$ 359,031	$ 218,989	$ 146,579
Business tax
Business tax rate for subsidiaries in PRC (as a percent)	5.00%
Government subsidies
Total government subsidy included in general and administrative expenses and cost of revenue	13,334	2,744	1,553
Foreign currency translation
Foreign currency exchange gain (loss)	1,042	(2,070)	270
Time-and-material
Revenue recognition
Net revenues	282,615	175,115	121,110
Fixed-price
Revenue recognition
Net revenues	$ 76,416	$ 43,874	$ 25,469